Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment.
Property, plant and equipment

12.Property, plant and equipment

Land, buildings, plant, equipment and vehicles are valued at their cost, less any accumulated depreciation and any accumulated impairment losses.

Assets under construction are carried at cost, less any recognised impairment losses. Depreciation of these assets commences when the assets are ready for their intended use.

The cost of property, plant and equipment includes directly attributable incremental costs incurred in acquisition and installation of the assets.

Depreciation is recognised on a straight-line basis, over the estimated useful lives of the asset. Residual values and useful lives are reviewed, and where appropriate adjusted annually. Estimated useful lives of the major categories of assets are shown below:

Freehold buildings	20 to 50 years
Leasehold land and buildings	Lease term or 20 to 50 years
Plant and machinery	10 to 20 years
Equipment and vehicles	3 to 10 years

Property, plant and equipment is subject to review for impairment if triggering events or circumstances indicate an impairment may exist. If an indication of impairment exists, the recoverable amount of the asset or cash generating unit is estimated and any impairment loss is charged to the income statement as it arises.

Where there has been a change in the estimates used to determine recoverable amount and an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset in prior years and an impairment loss reversal is recognised immediately in the income statement.

On disposal of property, plant and equipment, the cost and related accumulated depreciation and impairments are derecognised from the Consolidated Financial Statements and the net amount, less any proceeds, is taken to the income statement.

Property, plant and equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets under construction £m	Total £m
Cost at 1 January 2023	930	1,652	389	2,971
Exchange adjustments	(44)	(69)	(19)	(132)
Additions	1	1	230	232
Additions from business acquisitions	24	14	22	60
Disposals and write-offs	(4)	(54)	–	(58)
Reclassifications	63	164	(249)	(22)
Cost at 31 December 2023	970	1,708	373	3,051
Hyperinflation adjustment	3	6	4	13
Exchange adjustments	(11)	(25)	(10)	(46)
Additions	–	–	250	250
Additions from business acquisitions	(2)	1	–	(1)
Disposals and write-offs	(2)	(32)	(3)	(37)
Reclassifications	54	231	(276)	9
Cost at 31 December 2024	1,012	1,889	338	3,239

Depreciation at 1 January 2023	(313)	(888)	–	(1,201)
Exchange adjustments	12	40	–	52
Charge for the year	(33)	(119)	–	(152)
Disposals and write-offs	2	44	–	46
Reclassifications	2	(2)	–	–
Depreciation at 31 December 2023	(330)	(925)	–	(1,255)
Hyperinflation adjustment	–	(3)	–	(3)
Exchange adjustments	1	12	–	13
Charge for the year	(34)	(138)	–	(172)
Disposals and write-offs	1	29	–	30
Reclassifications	–	(4)	–	(4)
Depreciation at 31 December 2024	(362)	(1,029)	–	(1,391)

Impairment at 1 January 2023	(3)	(6)	(4)	(13)
Exchange adjustments	–	1	–	1
Impairment losses	–	(4)	(3)	(7)
Disposals and write-offs	–	3	–	3
Reclassifications	–	–	–	–
Impairment at 31 December 2023	(3)	(6)	(7)	(16)
Exchange adjustments	–	1	1	2
Impairment losses	(1)	(17)	(15)	(33)
Disposals and write-offs	1	3	3	7
Reclassifications	–	1	–	1
Impairment at 31 December 2024	(3)	(18)	(18)	(39)

Depreciation and impairment at 31 December 2023	(333)	(931)	(7)	(1,271)
Depreciation and impairment at 31 December 2024	(365)	(1,047)	(18)	(1,430)

Net book value at 31 December 2023	637	777	366	1,780
Net book value at 31 December 2024	647	842	320	1,809

Impairment losses charged to cost of sales for 2024 is £27m (2023: £nil, 2022: £nil) and £6m for 2024 (2023: £7m, 2022: £8m) has been charged to selling, general and administration.

Reversals of impairment arise from subsequent reviews of the impaired assets where the conditions which gave rise to the original impairments are deemed no longer to apply. There were no impairment reversals credited to cost of sales in the years presented.

Reclassifications include £6m for 2024 (2023: £22m, 2022: £54m) related to assets under construction that have been reclassified to computer software in intangible assets during the year.

Impact of climate change

The impact of damage and disruption caused by extreme weather events on the useful lives of property, plant and equipment were considered. Management undertook a modelling exercise to estimate the potential impact that extreme weather events could have on the Group’s manufacturing sites. Management considered that the hazards with the greatest potential impact over the long-term time horizon are riverine and flash flooding, and heatwaves. Given the geographical spread of the Group’s manufacturing sites, the prospect of every site being impacted in any given year, or for every year, is considered remote and as a result, the level of loss potentially arising would not be considered significant for the Group. In addition, the majority of the Group’s assets have useful lives that end ahead of the medium- to long-term timescales expected for extreme climate events to occur. Therefore, we consider that there is no material impairment risk on the property, plant, and equipment balances for the year as a result of climate change.